INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2015
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2015 and 2014 by series are as follows:

	2015	2014

Series 20	4	8
Series 21	4	4
Series 22	6	8
Series 23	9	11
Series 24	6	7
Series 25	4	6
Series 26	17	24
Series 27	7	10
Series 28	11	19
Series 29	10	17
Series 30	11	16
Series 31	19	22
Series 32	11	14
Series 33	6	8
Series 34	9	12
Series 35	9	10
Series 36	9	9
Series 37	6	7
Series 38	10	10
Series 39	9	9
Series 40	16	16
Series 41	19	19
Series 42	20	21
Series 43	23	23
Series 44	8	8
Series 45	28	28
Series 46	15	15

	306	361

Schedule Of Dispositions By Series [Table Text Block]
During the year ended March 31, 2015 the Fund disposed of fifty five Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2015 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 20	4	-	$70,580	$70,580
Series 22	1	1	166,896	166,896
Series 23	1	1	426,346	426,346
Series 24	-	1	127,287	207,327
Series 25	2	-	1,295,124	1,295,124
Series 26	5	2	576,832	647,125
Series 27	3	-	234,376	237,896
Series 28	8	-	5,813,850	5,854,818
Series 29	7	-	278,493	278,493
Series 30	5	-	21,630	94,887
Series 31	2	1	2,840,263	2,840,263
Series 32	3	-	105,416	107,673
Series 33	2	-	53,079	53,079
Series 34	3	-	502,727	502,727
Series 35	1	-	-	-
Series 36	-	-	25,054	25,054
Series 37	1	-	-	-
Series 39	-	-	29,999	29,999
Series 42	-	1	63,548	103,508

Total	48	7	$12,631,500	$12,941,795

* Fund proceeds from disposition does not include the following amounts which were due to writeoffs of capital contribution payables of $1,293, $3,520, $40,968, $22,257 and $2,257, for Series 26, Series 27, Series 28, Series 30 and Series 32, respectively. As well as proceeds from disposition recorded as a receivable of $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively.

During the year ended March 31, 2014 the Fund disposed of thirty eight Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2014 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 20	3	-	$722,000	$722,000
Series 21	1	-	79,000	79,000
Series 22	2	-	-	-
Series 24	3	3	1,630,062	1,630,062
Series 25	1	-	618,889	-
Series 26	1	6	2,801,657	2,801,657
Series 27	2	1	2,508,394	2,508,394
Series 28	1	-	939,495	939,495
Series 29	2	2	342,694	344,656
Series 31	3	-	624,556	624,556
Series 32	1	-	3,428	3,428
Series 34	1	-	176,333	176,333
Series 41	1	-	52,000	52,000
Series 44	-	2	-	-
Series 45	1	1	1,044	1,044

Total	23	15	$10,499,552	$9,882,625

* Fund proceeds from disposition include $618,889 recorded as a receivable as of March 31, 2013, for Series 25. Proceeds from disposition does not include $1,962 which was due to a writeoff of capital contribution payable for Series 29.

Schedule Of Contributions Payable [Table Text Block]
At March 31, 2015 and 2014, contributions are payable to operating limited partnerships as follows:

	2015	2014

Series 20	$-	$-
Series 21	-	-
Series 22	9,352	9,352
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	1,293
Series 27	-	10,020
Series 28	-	40,968
Series 29	8,235	8,235
Series 30	105,139	127,396
Series 31	66,294	66,294
Series 32	1,229	3,486
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	99,265	99,265
Series 44	-	-
Series 45	16,724	16,724
Series 46	-	-

	$587,465	$664,260

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$362,424,465	$1,510,993	$3,570,455

Acquisition costs of operating limited partnerships	16,569,094	215,748	590,143

Cumulative distributions from operating limited partnerships	(2,828,871)	(7,394)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(188,464,989)	(409,509)	(118,301)

Cumulative losses from operating limited partnerships	(185,900,981)	(1,309,838)	(4,019,856)

Investments in operating limited partnerships per balance sheet	1,798,718	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(2,042,656)	-	-

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(3,535,753)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	755,788	62,488	221,074

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(77,225,748)	(878,598)	(2,591,698)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,120,407	6,576	-

Cumulative impairment loss in investments in operating limited partnerships	188,464,989	409,509	118,301

Other	(1,748,455)	(11,516)	(171,733)

Equity per operating limited partnerships’ combined financial statements	$107,587,290	$(411,541)	$(2,424,056)

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,263,490	$8,266,057	$2,879,744

Acquisition costs of operating limited partnerships	400,455	1,233,111	310,375

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,289,080)	(5,298,843)	(1,151,381)

Cumulative losses from operating limited partnerships	(2,374,865)	(4,200,325)	(2,003,806)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(384,587)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	15,621	10,974	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,689,653)	(1,281,140)	(1,941,970)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	1,289,080	5,298,843	1,151,381

Other	(85,707)	(117,555)	122,471

Equity per operating limited partnerships’ combined financial statements	$(1,013,018)	$3,871,845	$(782,295)

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$1,438,868	$6,172,370	$8,111,853

Acquisition costs of operating limited partnerships	167,460	923,135	1,143,307

Cumulative distributions from operating limited partnerships	(57,503)	(45,647)	(14,167)

Cumulative impairment loss in investments in operating limited partnerships	(1,345,945)	(1,883,225)	(4,004,265)

Cumulative losses from operating limited partnerships	(202,880)	(5,166,633)	(5,236,728)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	-	(51,000)	(39,446)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(449,204)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	57,289	195,417

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(273,564)	(4,399,020)	(1,526,506)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	1,345,945	1,883,225	4,004,265

Other	(56,736)	(99,200)	(278,072)

Equity per operating limited partnerships’ combined financial statements	$1,046,884	$(2,496,727)	$1,906,454

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$10,960,734	$12,349,386	$9,309,581

Acquisition costs of operating limited partnerships	1,582,064	1,809,414	858,753

Cumulative distributions from operating limited partnerships	(175,027)	(14,324)	(29,880)

Cumulative impairment loss in investments in operating limited partnerships	(4,790,458)	(5,661,234)	(4,610,342)

Cumulative losses from operating limited partnerships	(7,577,313)	(8,483,242)	(5,528,112)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(78,528)	-	(112,197)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(65,288)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	64,727	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,269,083)	(4,695,617)	(2,524,000)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	7,039	1,092

Cumulative impairment loss in investments in operating limited partnerships	4,790,458	5,661,234	4,610,342

Other	(151,455)	(25,793)	(11,648)

Equity per operating limited partnerships’ combined financial statements	$1,290,831	$390,272	$1,727,888

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$13,801,443	$25,861,866	$12,019,485

Acquisition costs of operating limited partnerships	1,979,717	3,319,960	950,957

Cumulative distributions from operating limited partnerships	(31,404)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(9,196,909)	(13,359,327)	(7,924,274)

Cumulative losses from operating limited partnerships	(6,552,847)	(15,721,288)	(5,015,883)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	56,581	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,913,882)	(7,152,320)	(2,003,965)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	8,501	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	9,196,909	13,359,327	7,924,274

Other	(38,300)	306,885	(28,967)

Equity per operating limited partnerships’ combined financial statements	$5,184,747	$5,095,596	$5,554,365

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$14,233,556	$18,025,083	$13,848,638

Acquisition costs of operating limited partnerships	1,084,495	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(8,069,371)	(9,244,266)	(7,264,883)

Cumulative losses from operating limited partnerships	(7,228,372)	(8,750,565)	(6,467,555)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,231,532)	(3,920,392)	(2,224,599)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	8,069,371	9,244,266	7,264,883

Other	(187,689)	3,660	(123,183)

Equity per operating limited partnerships’ combined financial statements	$5,322,902	$5,405,551	$4,903,680

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$16,191,586	$18,852,167	$15,245,900

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(7,792,558)	(10,557,104)	(7,444,160)

Cumulative losses from operating limited partnerships	(8,196,504)	(7,763,934)	(7,576,982)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,493,889)	(4,030,703)	(4,373,718)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	289,911	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	7,792,558	10,557,104	7,444,160

Other	(99,062)	(381,673)	(96,276)

Equity per operating limited partnerships’ combined financial statements	$1,334,153	$6,204,189	$3,253,385

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:
	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,319,216	$19,462,135

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(111,750)

Cumulative impairment loss in investments in operating limited partnerships	(10,641,244)	(7,024,673)	(10,714,201)

Cumulative losses from operating limited partnerships	(8,642,654)	(10,236,531)	(8,636,184)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,158,206)	(2,647,711)	(2,985,744)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,641,244	7,024,673	10,714,201

Other	(180,236)	(270,738)	141,234

Equity per operating limited partnerships’ combined financial statements	$8,356,441	$4,073,466	$7,479,858

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$15,745,838	$25,706,915

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(353,944)	(49,763)	(313,429)

Cumulative impairment loss in investments in operating limited partnerships	(13,508,694)	(6,482,162)	(15,650,905)

Cumulative losses from operating limited partnerships	(12,754,410)	(9,213,913)	(8,904,476)

Investments in operating limited partnerships per balance sheet	-	-	838,105

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,046,309)	(3,768,065)	(868,202)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	13,508,694	6,482,162	15,650,905

Other	179,574	(46,681)	(58,263)

Equity per operating limited partnerships’ combined financial statements	$10,520,640	$2,667,416	$15,456,129

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(199,493)

Cumulative impairment loss in investments in operating limited partnerships	(13,027,675)

Cumulative losses from operating limited partnerships	(8,135,285)

Investments in operating limited partnerships per balance sheet	960,613

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(335,662)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,027,675

Other	18,204

Equity per operating limited partnerships’ combined financial statements	$13,668,235

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$435,973,036	$5,333,121	$3,570,455

Acquisition costs of operating limited partnerships	25,929,137	719,243	590,143

Cumulative distributions from operating limited partnerships	(3,187,008)	(26,017)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(216,038,394)	(1,333,677)	(118,301)

Cumulative losses from operating limited partnerships	(237,348,070)	(4,692,670)	(4,019,856)

Investments in operating limited partnerships per balance sheet	5,328,701	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(2,570,666)	-	-

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,142,502)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,117,450	90,622	221,074

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(87,884,506)	(3,054,043)	(2,584,152)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,300,991	6,576	-

Cumulative impairment loss in investments in operating limited partnerships	216,038,394	1,333,677	118,301

Other	(2,313,297)	(41,692)	(170,410)

Equity per operating limited partnerships’ combined financial statements	$126,874,565	$(1,664,860)	$(2,415,187)

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,854,180	$10,391,895	$4,404,391

Acquisition costs of operating limited partnerships	455,092	1,552,411	562,541

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,618,823)	(6,353,837)	(1,636,215)

Cumulative losses from operating limited partnerships	(2,690,449)	(5,590,469)	(3,295,785)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(384,587)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824	54,934	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,708,122)	(2,436,164)	(2,148,403)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	1,618,823	6,353,837	1,636,215

Other	(86,354)	(112,531)	128,312

Equity per operating limited partnerships’ combined financial statements	$(692,188)	$3,820,799	$(498,053)

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,805,566	$11,884,296	$10,048,578

Acquisition costs of operating limited partnerships	508,635	1,664,905	1,450,069

Cumulative distributions from operating limited partnerships	(69,547)	(69,380)	(14,167)

Cumulative impairment loss in investments in operating limited partnerships	(3,245,521)	(4,338,427)	(4,558,902)

Cumulative losses from operating limited partnerships	(999,133)	(9,141,394)	(6,925,578)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	-	(70,440)	(286,388)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(449,204)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	114,788	204,661

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(467,648)	(5,296,972)	(1,965,626)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	187,072	-

Cumulative impairment loss in investments in operating limited partnerships	3,245,521	4,338,427	4,558,902

Other	(66,326)	(105,757)	(276,370)

Equity per operating limited partnerships’ combined financial statements	$2,742,786	$(892,719)	$1,785,975

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,441,799	$20,972,330	$13,904,236

Acquisition costs of operating limited partnerships	3,437,921	3,024,114	1,439,788

Cumulative distributions from operating limited partnerships	(553,358)	(20,179)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,476,882)	(5,875,856)	(6,613,997)

Cumulative losses from operating limited partnerships	(9,849,480)	(18,100,409)	(8,676,823)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(233,630)	(83,498)	(135,225)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	79,180	204,728	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,221,023)	(7,179,789)	(3,318,142)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,476,882	5,875,856	6,613,997

Other	(563,831)	(91,528)	1,847

Equity per operating limited partnerships’ combined financial statements	$10,988,809	$(1,863,320)	$2,934,488

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,008,435	$29,433,847	$14,744,596

Acquisition costs of operating limited partnerships	3,165,164	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(31,404)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(11,182,057)	(14,763,087)	(9,162,728)

Cumulative losses from operating limited partnerships	(13,960,138)	(18,403,848)	(6,901,403)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	89,559	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,965,109)	(6,317,426)	(2,659,844)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	11,182,057	14,763,087	9,162,728

Other	(342,863)	322,700	(42,784)

Equity per operating limited partnerships’ combined financial statements	$2,869,144	$7,350,065	$6,123,123

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,921,365	$20,689,083	$13,848,639

Acquisition costs of operating limited partnerships	2,174,992	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(10,625,803)	(11,273,719)	(7,246,265)

Cumulative losses from operating limited partnerships	(14,450,246)	(9,385,112)	(6,486,174)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,821,899)	(3,511,421)	(1,659,966)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	10,625,803	11,273,719	7,246,265

Other	(274,264)	7,538	(99,055)

Equity per operating limited partnerships’ combined financial statements	$4,201,872	$7,847,853	$5,473,823

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(7,792,558)	(10,527,541)	(7,438,510)

Cumulative losses from operating limited partnerships	(10,429,407)	(7,793,497)	(9,036,579)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,441,485)	(3,627,297)	(3,876,967)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	7,792,558	10,527,541	7,438,510

Other	(57,600)	(328,344)	(82,953)

Equity per operating limited partnerships’ combined financial statements	$1,441,918	$6,631,361	$3,757,809

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,319,216	$19,690,646

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(111,750)

Cumulative impairment loss in investments in operating limited partnerships	(10,639,800)	(7,005,127)	(10,428,111)

Cumulative losses from operating limited partnerships	(8,644,098)	(10,256,077)	(9,150,785)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,365,798)	(2,219,955)	(2,319,513)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,639,800	7,005,127	10,428,111

Other	(171,079)	(230,969)	194,228

Equity per operating limited partnerships’ combined financial statements	$9,156,562	$4,521,445	$7,912,993

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$15,745,838	$25,706,915

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(337,804)	(49,763)	(305,087)

Cumulative impairment loss in investments in operating limited partnerships	(13,050,566)	(6,453,489)	(14,657,544)

Cumulative losses from operating limited partnerships	(13,050,348)	(9,242,586)	(8,739,792)

Investments in operating limited partnerships per balance sheet	178,330	-	2,004,492

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,380,028)	(3,122,647)	(194,482)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	13,050,566	6,453,489	14,657,544

Other	243,042	(40,728)	(11,108)

Equity per operating limited partnerships’ combined financial statements	$10,970,591	$3,290,114	$16,350,030

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(120,202)

Cumulative impairment loss in investments in operating limited partnerships	(11,621,051)

Cumulative losses from operating limited partnerships	(7,435,934)

Investments in operating limited partnerships per balance sheet	3,145,879

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(20,585)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	11,621,051

Other	(14,418)

Equity per operating limited partnerships’ combined financial statements	$14,729,332

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$643,136,945	$3,625,211	$6,543,920
Land	63,678,550	310,538	1,464,660
Other assets	76,114,588	1,305,760	932,379

	$782,930,083	$5,241,509	$8,940,959

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$545,481,456	$4,932,946	$8,323,171
Accounts payable and accrued expenses	25,743,415	145,582	90,011
Other liabilities	80,982,365	166,750	2,429,437

	652,207,236	5,245,278	10,842,619
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	107,587,290	(411,541)	(2,424,056)
Other partners	23,135,557	407,772	522,396

	130,722,847	(3,769)	(1,901,660)

	$782,930,083	$5,241,509	$8,940,959

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,858,694	$14,991,634	$3,832,071
Land	782,898	1,283,705	636,838
Other assets	1,696,904	4,500,833	639,350

	$9,338,496	$20,776,172	$5,108,259

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,506,421	$13,062,557	$5,408,937
Accounts payable and accrued expenses	168,965	419,421	129,339
Other liabilities	1,209,500	5,674,416	231,749

	9,884,886	19,156,394	5,770,025
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,013,018)	3,871,845	(782,295)
Other partners	466,628	(2,252,067)	120,529

	(546,390)	1,619,778	(661,766)

	$9,338,496	$20,776,172	$5,108,259

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,242,898	$11,024,782	$18,101,607
Land	203,400	782,964	2,571,668
Other assets	935,602	1,609,839	2,321,795

	$4,381,900	$13,417,585	$22,995,070

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,398,445	$13,905,526	$15,948,349
Accounts payable and accrued expenses	75,252	1,381,537	575,840
Other liabilities	28,929	1,204,536	2,764,831

	3,502,626	16,491,599	19,289,020
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,046,884	(2,496,727)	1,906,454
Other partners	(167,610)	(577,287)	1,799,596

	879,274	(3,074,014)	3,706,050

	$4,381,900	$13,417,585	$22,995,070

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,132,948	$15,511,573	$14,314,945
Land	878,622	971,827	900,248
Other assets	1,439,956	1,705,197	1,466,368

	$14,451,526	$18,188,597	$16,681,561

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$13,090,094	$12,646,411	$10,346,223
Accounts payable and accrued expenses	388,547	1,087,589	998,836
Other liabilities	930,687	2,769,167	1,828,521

	14,409,328	16,503,167	13,173,580
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,290,831	390,272	1,727,888
Other partners	(1,248,633)	1,295,158	1,780,093

	42,198	1,685,430	3,507,981

	$14,451,526	$18,188,597	$16,681,561

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$21,655,860	$25,918,816	$18,707,898
Land	1,740,577	1,976,640	1,715,582
Other assets	3,030,456	3,049,127	1,581,953

	$26,426,893	$30,944,583	$22,005,433

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$20,062,618	$18,852,353	$9,868,952
Accounts payable and accrued expenses	613,701	2,727,780	528,672
Other liabilities	1,077,309	1,827,768	981,258

	21,753,628	23,407,901	11,378,882
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,184,747	5,095,596	5,554,365
Other partners	(511,482)	2,441,086	5,072,186

	4,673,265	7,536,682	10,626,551

	$26,426,893	$30,944,583	$22,005,433

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$14,281,390	$29,065,571	$21,881,907
Land	1,414,016	3,257,482	2,013,180
Other assets	2,002,710	3,087,417	3,134,697

	$17,698,116	$35,410,470	$27,029,784

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,731,816	$19,034,538	$16,606,099
Accounts payable and accrued expenses	459,165	1,138,581	1,885,310
Other liabilities	3,023,947	7,681,564	698,641

	12,214,928	27,854,683	19,190,050
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,322,902	5,405,551	4,903,680
Other partners	160,286	2,150,236	2,936,054

	5,483,188	7,555,787	7,839,734

	$17,698,116	$35,410,470	$27,029,784

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$23,225,624	$20,086,965	$16,091,929
Land	1,625,738	1,581,706	1,238,488
Other assets	2,122,745	2,310,351	1,849,657

	$26,974,107	$23,979,022	$19,180,074

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,102,339	$16,380,916	$12,920,594
Accounts payable and accrued expenses	2,242,617	226,126	328,139
Other liabilities	5,906,849	2,851,697	3,036,787

	26,251,805	19,458,739	16,285,520
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,334,153	6,204,189	3,253,385
Other partners	(611,851)	(1,683,906)	(358,831)

	722,302	4,520,283	2,894,554

	$26,974,107	$23,979,022	$19,180,074

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$49,669,979	$60,088,438	$50,330,678
Land	5,081,041	7,916,005	6,817,765
Other assets	4,338,332	6,109,616	5,917,513

	$59,089,352	$74,114,059	$63,065,956

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,624,113	$58,323,909	$44,002,008
Accounts payable and accrued expenses	1,510,347	1,502,484	2,864,402
Other liabilities	5,714,179	4,420,076	4,190,623

	51,848,639	64,246,469	51,057,033
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,356,441	4,073,466	7,479,858
Other partners	(1,115,728)	5,794,124	4,529,065

	7,240,713	9,867,590	12,008,923

	$59,089,352	$74,114,059	$63,065,956

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$54,324,753	$38,754,799	$49,851,218
Land	6,704,151	3,130,916	4,314,836
Other assets	5,091,670	3,719,161	6,456,454

	$66,120,574	$45,604,876	$60,622,508

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,572,599	$40,439,227	$36,837,677
Accounts payable and accrued expenses	1,825,301	760,173	1,224,404
Other liabilities	5,807,116	6,223,095	5,049,307

	54,205,016	47,422,495	43,111,388
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,520,640	2,667,416	15,456,129
Other partners	1,394,918	(4,485,035)	2,054,991

	11,915,558	(1,817,619)	17,511,120

	$66,120,574	$45,604,876	$60,622,508

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$39,020,837
Land	2,363,059
Other assets	3,758,746

$45,142,642

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,552,618
Accounts payable and accrued expenses	445,294
Other liabilities	3,253,626

28,251,538
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,668,235
Other partners	3,222,869

16,891,104

$45,142,642

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$804,332,315	$7,618,706	$6,797,230
Land	80,926,445	599,606	1,464,660
Other assets	95,869,177	1,664,413	952,337

	$981,127,937	$9,882,725	$9,214,227

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$695,075,698	$9,608,148	$8,521,356
Accounts payable and accrued expenses	34,451,133	329,159	179,419
Other liabilities	102,740,402	1,700,962	2,440,457

	832,267,233	11,638,269	11,141,232
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	126,874,565	(1,664,860)	(2,415,187)
Other partners	21,986,139	(90,684)	488,182

	148,860,704	(1,755,544)	(1,927,005)

	$981,127,937	$9,882,725	$9,214,227

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,721,998	$19,251,212	$5,598,176
Land	1,344,018	1,783,889	878,838
Other assets	1,964,231	4,399,562	825,223

	$13,030,247	$25,434,663	$7,302,237

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$11,309,139	$16,321,731	$6,832,986
Accounts payable and accrued expenses	637,925	4,039,613	145,054
Other liabilities	1,055,528	2,446,675	587,433

	13,002,592	22,808,019	7,565,473
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(692,188)	3,820,799	(498,053)
Other partners	719,843	(1,194,155)	234,817

	27,655	2,626,644	(263,236)

	$13,030,247	$25,434,663	$7,302,237

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$5,858,313	$20,816,786	$27,102,078
Land	467,216	2,065,095	3,322,343
Other assets	1,144,296	3,147,651	3,457,512

	$7,469,825	$26,029,532	$33,881,933

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,894,842	$22,267,879	$24,935,837
Accounts payable and accrued expenses	76,433	1,630,172	742,660
Other liabilities	47,680	2,463,351	5,726,429

	5,018,955	26,361,402	31,404,926
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,742,786	(892,719)	1,785,975
Other partners	(291,916)	560,849	691,032

	2,450,870	(331,870)	2,477,007

	$7,469,825	$26,029,532	$33,881,933

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$31,466,642	$30,182,087	$20,404,092
Land	3,621,484	2,304,757	1,352,199
Other assets	3,997,916	4,409,048	2,160,619

	$39,086,042	$36,895,892	$23,916,910

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,796,598	$31,239,682	$15,459,775
Accounts payable and accrued expenses	1,453,624	1,548,536	1,081,455
Other liabilities	2,659,578	6,097,567	2,599,052

	29,909,800	38,885,785	19,140,282
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,988,809	(1,863,320)	2,934,488
Other partners	(1,812,567)	(126,573)	1,842,140

	9,176,242	(1,989,893)	4,776,628

	$39,086,042	$36,895,892	$23,916,910

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$35,608,336	$33,741,875	$31,950,307
Land	3,396,946	2,860,802	3,784,552
Other assets	6,338,410	4,245,903	2,724,574

	$45,343,692	$40,848,580	$38,459,433

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,688,783	$23,703,737	$24,765,295
Accounts payable and accrued expenses	1,106,942	2,774,361	1,068,581
Other liabilities	4,006,594	3,393,544	2,423,976

	44,802,319	29,871,642	28,257,852
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,869,144	7,350,065	6,123,123
Other partners	(2,327,771)	3,626,873	4,078,458

	541,373	10,976,938	10,201,581

	$45,343,692	$40,848,580	$38,459,433

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$33,437,658	$33,687,421	$23,352,582
Land	4,280,809	3,572,523	2,013,180
Other assets	4,066,426	3,225,731	3,054,336

	$41,784,893	$40,485,675	$28,420,098

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$33,133,023	$21,047,359	$16,988,083
Accounts payable and accrued expenses	1,383,505	1,053,812	1,684,855
Other liabilities	5,207,301	7,923,562	726,794

	39,723,829	30,024,733	19,399,732
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,201,872	7,847,853	5,473,823
Other partners	(2,140,808)	2,613,089	3,546,543

	2,061,064	10,460,942	9,020,366

	$41,784,893	$40,485,675	$28,420,098

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,680,540	$21,174,700	$17,030,411
Land	2,423,561	1,581,706	1,238,488
Other assets	3,153,869	2,263,552	1,848,616

	$36,257,970	$25,019,958	$20,117,515

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$27,503,623	$16,706,809	$13,180,160
Accounts payable and accrued expenses	2,567,356	240,064	341,876
Other liabilities	6,209,057	2,719,890	2,931,884

	36,280,036	19,666,763	16,453,920
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,441,918	6,631,361	3,757,809
Other partners	(1,463,984)	(1,278,166)	(94,214)

	(22,066)	5,353,195	3,663,595

	$36,257,970	$25,019,958	$20,117,515

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$52,009,241	$62,749,098	$54,155,724
Land	5,081,041	7,916,005	7,059,765
Other assets	4,514,209	6,419,595	6,402,555

	$61,604,491	$77,084,698	$67,618,044

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,835,269	$59,205,981	$46,084,051
Accounts payable and accrued expenses	1,667,029	1,482,716	2,745,285
Other liabilities	6,319,795	6,264,564	5,776,778

	52,822,093	66,953,261	54,606,114
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,156,562	4,521,445	7,912,993
Other partners	(374,164)	5,609,992	5,098,937

	8,782,398	10,131,437	13,011,930

	$61,604,491	$77,084,698	$67,618,044

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$56,978,000	$40,573,656	$51,826,015
Land	6,704,151	3,130,916	4,314,836
Other assets	5,412,878	3,902,028	6,284,278

	$69,095,029	$47,606,600	$62,425,129

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,780,026	$41,159,992	$37,037,554
Accounts payable and accrued expenses	1,743,541	676,387	1,431,634
Other liabilities	6,746,944	6,607,924	4,603,925

	56,270,511	48,444,303	43,073,113
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,970,591	3,290,114	16,350,030
Other partners	1,853,927	(4,127,817)	3,001,986

	12,824,518	(837,703)	19,352,016

	$69,095,029	$47,606,600	$62,425,129

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$40,559,431
Land	2,363,059
Other assets	3,889,409

$46,811,899

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,067,980
Accounts payable and accrued expenses	619,139
Other liabilities	3,053,158

28,740,277
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	14,729,332
Other partners	3,342,290

18,071,622

$46,811,899

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$133,809,671	$1,217,816	$1,867,952
Interest and other	5,092,623	48,847	7,857

	138,902,294	1,266,663	1,875,809
Expenses
Interest	28,620,800	115,541	490,826
Depreciation and amortization	36,149,060	319,062	318,863
Taxes and insurance	16,948,203	138,980	191,753
Repairs and maintenance	25,528,297	320,889	263,021
Operating expenses	48,235,197	470,123	520,312
Impairment loss	-	-	-
Other expenses	2,884,680	9,439	98,655

	158,366,237	1,374,034	1,883,430

NET INCOME (LOSS)	$(19,463,943)	$(107,371)	$(7,621)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(14,509,277)	$(71,803)	$(28,188)

Net income (loss) allocated to other partners	$(4,954,666)	$(35,568)	$20,567

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$1,919,368	$4,026,811	$1,185,807
Interest and other	62,291	131,358	21,856

	1,981,659	4,158,169	1,207,663
Expenses
Interest	313,777	595,453	133,847
Depreciation and amortization	444,060	998,721	354,174
Taxes and insurance	322,692	584,252	121,745
Repairs and maintenance	453,646	901,765	297,226
Operating expenses	637,044	1,486,530	498,805
Impairment loss	-	-	-
Other expenses	66,694	73,654	11,000

	2,237,913	4,640,375	1,416,797

NET INCOME (LOSS)	$(256,254)	$(482,206)	$(209,134)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(209,033)	$(91,241)	$(175,016)

Net income (loss) allocated to other partners	$(47,221)	$(390,965)	$(34,118)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$855,551	$2,669,145	$4,469,724
Interest and other	20,571	84,503	53,695

	876,122	2,753,648	4,523,419
Expenses
Interest	87,463	428,375	929,956
Depreciation and amortization	164,447	697,838	924,307
Taxes and insurance	100,077	372,572	529,607
Repairs and maintenance	173,689	815,668	815,165
Operating expenses	341,298	1,060,538	1,336,544
Impairment loss	-	-	-
Other expenses	10,814	15,500	45,967

	877,788	3,390,491	4,581,546

NET INCOME (LOSS)	$(1,666)	$(636,843)	$(58,127)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(51,562)	$(600,059)	$(259,374)

Net income (loss) allocated to other partners	$49,896	$(36,784)	$201,247

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$3,183,563	$2,898,160	$3,714,407
Interest and other	71,396	197,710	72,038

	3,254,959	3,095,870	3,786,445
Expenses
Interest	463,092	817,904	372,442
Depreciation and amortization	939,289	721,976	791,658
Taxes and insurance	391,411	428,456	449,833
Repairs and maintenance	533,271	572,581	630,308
Operating expenses	1,418,059	1,156,241	2,111,960
Impairment loss	-	-	-
Other expenses	9,800	36,460	18,054

	3,754,922	3,733,618	4,374,255

NET INCOME (LOSS)	$(499,963)	$(637,748)	$(587,810)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(540,340)	$(594,731)	$(378,697)

Net income (loss) allocated to other partners	$40,377	$(43,017)	$(209,113)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$5,626,027	$5,204,561	$3,425,638
Interest and other	127,941	164,924	126,626

	5,753,968	5,369,485	3,552,264
Expenses
Interest	626,969	1,156,200	663,809
Depreciation and amortization	1,302,626	1,794,269	992,997
Taxes and insurance	858,669	660,910	397,900
Repairs and maintenance	1,087,384	873,026	508,567
Operating expenses	2,430,076	1,939,605	1,385,183
Impairment loss	-	-	-
Other expenses	24,182	312,489	140,488

	6,329,906	6,736,499	4,088,944

NET INCOME (LOSS)	$(575,938)	$(1,367,014)	$(536,680)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(621,755)	$(1,317,109)	$(326,229)

Net income (loss) allocated to other partners	$45,817	$(49,905)	$(210,451)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$3,177,735	$6,331,295	$4,831,977
Interest and other	202,682	271,268	213,639

	3,380,417	6,602,563	5,045,616
Expenses
Interest	539,486	1,367,800	938,402
Depreciation and amortization	865,727	1,873,876	1,534,818
Taxes and insurance	411,480	918,116	692,211
Repairs and maintenance	553,851	1,073,685	882,040
Operating expenses	1,331,549	2,195,830	1,810,123
Impairment loss	-	-	-
Other expenses	10,300	98,918	157,147

	3,712,393	7,528,225	6,014,741

NET INCOME (LOSS)	$(331,976)	$(925,662)	$(969,125)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(402,243)	$(579,167)	$(567,327)

Net income (loss) allocated to other partners	$70,267	$(346,495)	$(401,798)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$4,713,775	$4,779,926	$3,734,564
Interest and other	197,977	179,331	234,097

	4,911,752	4,959,257	3,968,661
Expenses
Interest	1,034,694	918,655	745,647
Depreciation and amortization	1,521,527	1,183,265	1,020,047
Taxes and insurance	805,387	572,145	462,005
Repairs and maintenance	857,626	956,683	680,957
Operating expenses	2,251,017	1,804,257	1,614,834
Impairment loss	-	-	-
Other expenses	159,590	91,774	128,784

	6,629,841	5,526,779	4,652,274

NET INCOME (LOSS)	$(1,718,089)	$(567,522)	$(683,613)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,274,223)	$(403,406)	$(503,080)

Net income (loss) allocated to other partners	$(443,866)	$(164,116)	$(180,533)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,878,718	$12,178,082	$10,209,179
Interest and other	447,725	455,280	332,895

	10,326,443	12,633,362	10,542,074
Expenses
Interest	3,028,343	3,421,146	2,332,402
Depreciation and amortization	2,582,120	2,994,036	2,679,560
Taxes and insurance	1,458,206	1,542,802	1,103,980
Repairs and maintenance	1,694,802	2,102,021	2,048,590
Operating expenses	2,771,878	3,274,025	3,265,258
Impairment loss	-	-	-
Other expenses	120,338	335,957	339,194

	11,655,687	13,669,987	11,768,984

NET INCOME (LOSS)	$(1,329,244)	$(1,036,625)	$(1,226,910)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(795,406)	$(556,039)	$(896,588)

Net income (loss) allocated to other partners	$(533,838)	$(480,586)	$(330,322)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$10,072,737	$7,520,393	$8,302,134
Interest and other	452,855	318,360	322,843

	10,525,592	7,838,753	8,624,977
Expenses
Interest	2,221,745	2,132,113	1,477,829
Depreciation and amortization	3,030,459	2,046,094	2,523,338
Taxes and insurance	1,042,600	579,704	1,002,510
Repairs and maintenance	1,973,044	1,352,833	1,991,497
Operating expenses	3,561,520	2,509,667	3,012,417
Impairment loss	-	-	-
Other expenses	148,173	85,953	214,116

	11,977,541	8,706,364	10,221,707

NET INCOME (LOSS)	$(1,451,949)	$(867,611)	$(1,596,730)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(693,868)	$(645,418)	$(912,947)

Net income (loss) allocated to other partners	$(758,081)	$(222,193)	$(683,783)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,814,626
Interest and other	272,058

6,086,684
Expenses
Interest	1,266,884
Depreciation and amortization	1,529,906
Taxes and insurance	808,200
Repairs and maintenance	1,114,462
Operating expenses	2,040,504
Impairment loss	-
Other expenses	121,240

6,881,196

NET INCOME (LOSS)	$(794,512)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,014,428)

Net income (loss) allocated to other partners	$219,916

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$162,298,910	$2,237,679	$1,824,069
Interest and other	6,084,629	86,946	15,179

	168,383,539	2,324,625	1,839,248
Expenses
Interest	33,387,199	373,068	522,766
Depreciation and amortization	47,293,084	693,878	326,104
Taxes and insurance	20,872,713	273,220	179,613
Repairs and maintenance	28,630,757	596,259	253,968
Operating expenses	59,311,990	969,622	603,582
Impairment loss	-	-	-
Other expenses	4,093,159	56,738	45,815

	193,588,902	2,962,785	1,931,848

NET INCOME (LOSS)	$(25,205,363)	$(638,160)	$(92,600)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(18,485,088)	$(366,227)	$(98,321)

Net income (loss) allocated to other partners	$(6,720,275)	$(271,933)	$5,721

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$2,477,250	$4,435,882	$1,636,612
Interest and other	73,964	163,448	30,368

	2,551,214	4,599,330	1,666,980
Expenses
Interest	496,594	795,239	245,476
Depreciation and amortization	558,497	1,158,287	503,096
Taxes and insurance	382,939	644,328	217,169
Repairs and maintenance	629,883	944,241	351,054
Operating expenses	777,142	1,743,795	640,559
Impairment loss	-	-	-
Other expenses	73,572	76,533	23,919

	2,918,627	5,362,423	1,981,273

NET INCOME (LOSS)	$(367,413)	$(763,093)	$(314,293)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(264,711)	$(361,723)	$(241,279)

Net income (loss) allocated to other partners	$(102,702)	$(401,370)	$(73,014)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$1,262,550	$4,790,165	$6,040,191
Interest and other	22,841	169,267	158,902

	1,285,391	4,959,432	6,199,093
Expenses
Interest	171,813	716,630	1,151,459
Depreciation and amortization	246,603	1,466,667	1,673,915
Taxes and insurance	125,928	672,261	669,786
Repairs and maintenance	238,246	1,143,771	973,244
Operating expenses	443,788	1,868,618	1,840,267
Impairment loss	-	-	-
Other expenses	20,949	123,014	195,226

	1,247,327	5,990,961	6,503,897

NET INCOME (LOSS)	$38,064	$(1,031,529)	$(304,804)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(43,041)	$(842,204)	$(277,730)

Net income (loss) allocated to other partners	$81,105	$(189,325)	$(27,074)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$7,997,536	$6,399,091	$5,127,821
Interest and other	191,608	279,731	170,948

	8,189,144	6,678,822	5,298,769
Expenses
Interest	994,517	1,216,242	551,540
Depreciation and amortization	2,111,756	2,078,912	1,202,369
Taxes and insurance	973,644	952,282	609,014
Repairs and maintenance	1,506,121	991,855	1,071,737
Operating expenses	2,953,257	2,645,977	2,573,560
Impairment loss	-	-	-
Other expenses	167,721	96,260	61,971

	8,707,016	7,981,528	6,070,191

NET INCOME (LOSS)	$(517,872)	$(1,302,706)	$(771,422)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(953,311)	$(1,065,191)	$(621,294)

Net income (loss) allocated to other partners	$435,439	$(237,515)	$(150,128)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$9,574,095	$6,508,476	$6,345,248
Interest and other	473,966	219,944	258,319

	10,048,061	6,728,420	6,603,567
Expenses
Interest	1,133,836	1,258,641	1,154,157
Depreciation and amortization	2,678,740	2,463,661	2,147,969
Taxes and insurance	1,450,339	845,962	894,942
Repairs and maintenance	1,457,335	1,009,687	731,636
Operating expenses	3,634,252	2,495,964	2,880,503
Impairment loss	-	-	-
Other expenses	647,743	481,906	166,042

	11,002,245	8,555,821	7,975,249

NET INCOME (LOSS)	$(954,184)	$(1,827,401)	$(1,371,682)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,155,732)	$(1,433,129)	$(566,103)

Net income (loss) allocated to other partners	$201,548	$(394,272)	$(805,579)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$7,029,164	$6,475,964	$4,744,459
Interest and other	280,275	198,981	125,527

	7,309,439	6,674,945	4,869,986
Expenses
Interest	1,042,365	1,402,582	958,450
Depreciation and amortization	2,602,919	2,005,105	1,518,135
Taxes and insurance	1,040,409	860,037	660,902
Repairs and maintenance	975,500	1,064,089	697,438
Operating expenses	3,358,381	2,314,187	1,835,337
Impairment loss	-	-	-
Other expenses	71,056	70,908	75,054

	9,090,630	7,716,908	5,745,316

NET INCOME (LOSS)	$(1,781,191)	$(1,041,963)	$(875,330)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,227,938)	$(688,552)	$(489,323)

Net income (loss) allocated to other partners	$(553,253)	$(353,411)	$(386,007)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,733,586	$4,541,271	$3,579,382
Interest and other	234,903	181,334	223,143

	5,968,489	4,722,605	3,802,525
Expenses
Interest	1,033,729	969,147	762,859
Depreciation and amortization	2,115,278	1,180,606	1,044,496
Taxes and insurance	965,919	576,518	450,988
Repairs and maintenance	924,582	792,059	616,711
Operating expenses	2,758,869	1,772,891	1,611,348
Impairment loss	-	-	-
Other expenses	138,964	107,940	144,684

	7,937,341	5,399,161	4,631,086

NET INCOME (LOSS)	$(1,968,852)	$(676,556)	$(828,561)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,423,309)	$(447,771)	$(594,093)

Net income (loss) allocated to other partners	$(545,543)	$(228,785)	$(234,468)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,759,272	$12,055,887	$10,535,566
Interest and other	432,340	466,528	338,914

	10,191,612	12,522,415	10,874,480
Expenses
Interest	3,077,212	3,476,503	2,513,476
Depreciation and amortization	2,580,262	2,982,256	2,809,331
Taxes and insurance	1,426,929	1,463,591	1,142,938
Repairs and maintenance	1,443,089	1,907,833	1,901,477
Operating expenses	2,649,473	2,996,818	3,268,203
Impairment loss	-	-	-
Other expenses	119,822	287,945	294,006

	11,296,787	13,114,946	11,929,431

NET INCOME (LOSS)	$(1,105,175)	$(592,531)	$(1,054,951)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(726,480)	$(621,885)	$(894,568)

Net income (loss) allocated to other partners	$(378,695)	$29,354	$(160,383)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,974,760	$7,332,990	$8,074,526
Interest and other	393,335	261,044	311,152

	10,368,095	7,594,034	8,385,678
Expenses
Interest	2,280,961	2,169,441	1,550,152
Depreciation and amortization	3,048,910	2,040,636	2,509,590
Taxes and insurance	1,004,171	552,748	1,047,218
Repairs and maintenance	1,927,314	1,391,438	1,790,623
Operating expenses	3,343,630	2,418,295	2,837,621
Impairment loss	-	-	-
Other expenses	193,811	95,028	207,293

	11,798,797	8,667,586	9,942,497

NET INCOME (LOSS)	$(1,430,702)	$(1,073,552)	$(1,556,819)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(816,218)	$(602,519)	$(723,969)

Net income (loss) allocated to other partners	$(614,484)	$(471,033)	$(832,850)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,805,418
Interest and other	321,722

6,127,140
Expenses
Interest	1,368,344
Depreciation and amortization	1,545,106
Taxes and insurance	788,918
Repairs and maintenance	1,299,567
Operating expenses	2,076,051
Impairment loss	-
Other expenses	49,239

7,127,225

NET INCOME (LOSS)	$(1,000,085)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(938,467)

Net income (loss) allocated to other partners	$(61,618)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.